Other Non-Current Assets - Schedule of Other Non-Current Assets (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Other Assets Noncurrent Disclosure [Abstract]
Deferred costs	$ 122	740	2,363
Deposits - long-term	10,265	62,139	70,574
Deposit for land use right			25,451
Others	3,959	23,968	16,370
Other non-current assets	$ 14,346	86,847	114,758